Inventories - Summary of Inventories (Parenthetical) (Detail) - Aircraft	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Legacy 450 [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory		2
Number of aircraft held in inventory as available for sale		1
Lineage [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory		1
Number of aircraft held in inventory as available for sale		1
Phenom 300 [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	3	3
Number of aircraft held in inventory as available for sale	1	1
Legacy 500 [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory		4
Phenom 100 [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	1	1
Ipanema [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	2	2
Legacy 650 [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	1
Praetor 600 [Member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	3
Praetor 500 [Member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	2
Embraer 135 [Member] | Reclassification [Member]
Disclosure of inventories [line items]
Number of aircraft held in inventory as held for sale	2
Embraer 145 [Member] | Reclassification [Member]
Disclosure of inventories [line items]
Number of aircraft held in inventory as held for sale	3